Others, net (Tables)	12 Months Ended
Dec. 31, 2020
Others, net
Schedule of others non-operating income (expense), net

	For the year ended December 31,
	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Gains/(losses) from fair value change of long-term investments	(1,512,979)	3,495,709	29,482,650
Government financial incentives	614,658	2,222,223	2,545,008
Gain from business and investment disposals	1,320,266	1,199,407	278,747
Impairment of investments	(593,138)	(1,954,031)	(207,571)
Foreign exchange gains/(losses), net	(192,491)	124,070	(89,992)
Others	458,859	287,931	547,597

Total	95,175	5,375,309	32,556,439